ASSETS HELD FOR SALE AND INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Assets Held For Sale And Inventories [Abstract]
Disclosure of Assets Held For Sale And Inventories [text block]
The breakdown of inventories and assets held for sale of the Bank is as follows:

Assets held for sale and inventories	December 31, 2017	December 31, 2016
In millions of COP
Inventories, net	164,516	140,137
Assets held for sale	212,487	133,050
Total inventories and assets held for sale, net	377,003	273,187

Disclosure of inventories [text block]
The Bank's inventories at December 31, 2017 and 2016, are summarized as follows:

Inventories	December 31, 2017	December 31, 2016
In millions of COP
Lands and buildings	117,339	90,166
Vehicles	45,741	50,843
Machinery	16,252	11,045
Total inventory cost	179,332	152,054
Impairment	(14,816)	(11,917)
Total inventories, net	164,516	140,137

Disclosure of Assets Held For Sale By Operating Segment [Text Block]
The total balance of assets held for sale, by operating segment, are detailed below:

As of December 31, 2017

Assets held for sale	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Others Segment	Total
In millions of COP
Machinery and equipment	8,099	3,362	-	39	-	11,500
Cost	8,972	3,422	-	39	-	12,433
Impairment	(873)	(60)	-	-	-	(933)
Real estate for residential purposes	8,346	12,257	2,586	665	-	23,854
Cost	8,431	12,859	2,645	885	-	24,820
Impairment	(85)	(602)	(59)	(220)	-	(966)
Real estate different from residential properties	295	952	-	155	-	1,402
Cost	295	952	-	178	24	1,449
Impairment	-	-	-	(23)	(24)	(47)
Investments held for sale	-	-	-	-	18,413	18,413
Cost (1)	-	-	-	-	18,413	18,413
Impairment	-	-	-	-	-	-
Assets related to Investments held for sale	-	-	-	-	157,318	157,318
Cost (2)	-	-	-	-	157,318	157,318
Impairment	-	-	-	-	-	-
Total assets held for sale	16,740	16,571	2,586	859	175,731	212,487

1.
In December 2017, the administration launched the execution of a sale plan for the investments associated with Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., for this reason the investments are presented as "non-current assets held for sale". According to the sales plan, the sale is expected to occur before the end of year 2018.

2.	These assets corresponded to Arrendamiento Operativo CIB S.A.C.; Capital Investments SAFI S.A. and FiduPerú S.A. Sociedad Fiduciaria.

As of December 31, 2016

Assets held for sale	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Others Segment	Total
In millions of COP
Machinery and equipment	3,726	2,361	-	24	3,355	9,466
Cost	3,871	2,671	-	26	3,355	9,923
Impairment	(145)	(310)	-	(2)	-	(457)
Real estate for residential purposes	3,862	15,036	1,096	677	-	20,671
Cost	4,031	15,160	1,114	825	-	21,130
Impairment	(169)	(124)	(18)	(148)	-	(459)
Real estate different from residential properties	28,587	2,093	-	185	72,048	102,913
Cost	29,861	2,093	-	185	72,048	104,187
Impairment	(1,274)	-	-	-	-	(1,274)
Total assets held for sale	36,175	19,490	1,096	886	75,403	133,050

Disclosure of detailed information about assets and liabilities classified as held for sale [Table Text Block]
The breakdown of the major classes of assets and liabilities classified as held for sale is as follows:

December 31, 2017
In millons of COP
Assets
Cash and cash equivalents	19,072
Financial assets investment	2,486
Premises and equipment, net	109,469
Prepaid expenses	101
Tax receivables	8,028
Deferred tax	1,103
Assets held for sale	4,691
Other assets	12,368
Total assets	157,318
Liabilities
Borrowings from other financial institutions	90,109
Tax liabilities	611
Deferred tax liabilities	4,908
Other liabilities	7,348
Total liabilities	102,976